Investment Objectives and Goals - FPA Global Allocation ETF	May 22, 2026
Prospectus [Line Items]
Risk/Return [Heading]	SUMMARY SECTION—FPA GLOBAL ALLOCATION ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The FPA Global Allocation ETF (the "Fund") seeks long-term, risk-adjusted growth of capital.